EQUITY-BASED COMPENSATION - Restricted Stock Units and Awards Activity (Details) - RSUs and RSAs shares in Millions	12 Months Ended
Dec. 31, 2025 $ / shares shares
Number of restricted stock units and awards
Non-vested at beginning of period (in shares) | shares	0.7
Granted (in shares) | shares	0.3
Vested (in shares) | shares	(0.4)
Forfeited (in shares) | shares	0.0
Non-vested at end of period (in shares) | shares	0.6
Weighted-average fair value per unit and award
Non-vested at beginning of period (in USD per share) | $ / shares	$ 202.76
Granted (in USD per share) | $ / shares	305.76
Vested (in USD per share) | $ / shares	210.02
Forfeited (in USD per share) | $ / shares	275.66
Non-vested at end of period (in USD per share) | $ / shares	$ 244.44